Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2017
Stockholders' Equity
Summary of RSU activity

The following table summarizes our RSU activity:

	Unvested Restricted Stock Units
		Weighted-Average
	Number of Shares	Grant-Date Fair Value
Unvested at October 1, 2015	759,902	$47.24
Granted	471,627	43.72
Vested	(130,678)	46.94
Forfeited	(211,722)	44.86
Unvested at September 30, 2016	889,129	45.98
Granted	395,913	46.20
Vested	(158,243)	46.15
Forfeited	(81,612)	48.32
Unvested at September 30, 2017	1,045,187	$45.86